Net Loss per Common Unit	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Net Loss per Common Unit
NET LOSS PER COMMON UNIT

Net loss per common unit for a given period is based on the distributions that will be made to the unitholders with respect to the period plus an allocation of undistributed net loss based on provisions of the partnership agreement, divided by the weighted average number of common units outstanding. Distributions paid by us are presented on the Consolidated Statement of Partners’ Equity. On January 23, 2018, we declared a $0.50 distribution per common unit and subordinated unit and the related distribution to our general partner and IDRs, which was paid on February 14, 2018 to unitholders of record as of February 2, 2018 for the period from October 1, 2017 to December 31, 2017.

The two-class method dictates that net income (loss) for a period be reduced by the amount of available cash that will be distributed with respect to that period and that any residual amount representing undistributed net income be allocated to common unitholders and other participating unitholders to the extent that each unit may share in net income as if all of the net income for the period had been distributed in accordance with the partnership agreement. Undistributed income is allocated to participating securities based on the distribution waterfall for available cash specified in the partnership agreement. Undistributed losses (including those resulting from distributions in excess of net income) are allocated to common units and other participating securities on a pro rata basis based on provisions of the partnership agreement. Distributions are treated as distributed earnings in the computation of earnings per common unit even though cash distributions are not necessarily derived from current or prior period earnings.

The Class B units, which were mandatorily converted into our common units in accordance with the terms of our partnership agreement on August 2, 2017, were issued at a discount to the market price of the common units into which they were convertible.  This discount, totaling $2,130 million, represented a beneficial conversion feature and was reflected as an increase in common and subordinated unitholders’ equity and a decrease in Class B unitholders’ equity to reflect the fair value of the Class B units at issuance on our Consolidated Statement of Partners’ Equity.  The beneficial conversion feature was considered a dividend that was distributed ratably with respect to any Class B unit from its issuance date through its conversion date, which resulted in an increase in Class B unitholders’ equity and a decrease in common and subordinated unitholders’ equity. We amortized the beneficial conversion feature through the mandatory conversion date of August 2, 2017 using the effective yield method, with a weighted average effective yield of 888.7% per year and 966.1% per year for Cheniere Holdings’ and Blackstone CQP Holdco’s Class B units, respectively. The impact of the beneficial conversion feature was also included in earnings per unit for the years ended December 31, 2017, 2016 and 2015.

The following table provides a reconciliation of net income (loss) and the allocation of net income (loss) to the common units, the subordinated units, the general partner units and IDRs for purposes of computing net loss per unit (in millions, except per unit data).

		Limited Partner Units
	Total	Common Units	Class B Units	Subordinated Units	General Partner Units	IDR
Year Ended December 31, 2017
Net income	$490
Declared distributions	514	376	—	127	10	1
Amortization of beneficial conversion feature of Class B units	—	(594)	2,004	(1,410)	—	—
Assumed allocation of undistributed net loss (1)	$(24)	(17)	—	(7)	—	—
Assumed allocation of net income		$(235)	$2,004	$(1,290)	$10	$1

Weighted average units outstanding		178.5	84.8	135.4
Net loss per unit (2)		$(1.32)		$(9.52)

Year Ended December 31, 2016
Net loss	$(171)
Declared distributions	99	97	—	—	2	—
Amortization of beneficial conversion feature of Class B units	—	(29)	100	(71)	—	—
Assumed allocation of undistributed net loss	$(270)	(79)	—	(186)	(5)	—
Assumed allocation of net loss		$(11)	$100	$(257)	$(3)	$—

Weighted average units outstanding		57.1	145.3	135.4
Net loss per unit (2)		$(0.20)		$(1.90)

Year Ended December 31, 2015
Net loss	$(319)
Declared distributions	99	97	—	—	2	—
Assumed allocation of undistributed net loss	$(418)	(121)	—	(288)	(8)	—
Assumed allocation of net loss		$(24)	$—	$(288)	$(6)	$—

Weighted average units outstanding		57.1	145.3	135.4
Net loss per unit (2)		$(0.43)		$(2.13)

(1)
Under our partnership agreement, the IDRs participate in net income (loss) only to the extent of the amount of cash distributions actually declared, thereby excluding the IDRs from participating in undistributed net income (loss).

(2)	Earnings per unit in the table may not recalculate exactly due to rounding because it is calculated based on whole numbers, not the rounded numbers presented.